Compensation and benefits	6 Months Ended
Jun. 30, 2014
Compensation and benefits
11 Compensation and benefits

in	6M14	6M13
Compensation and benefits (CHF million)
Salaries and variable compensation	5,082	4,925
Social security	461	443
Other [1]	454	475
Compensation and benefits [2]	5,997	5,843
1 Includes pension and other post-retirement expense of CHF 316 million and CHF 319 million in 6M14 and 6M13, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 86 million and CHF 144 million as of 6M14 and 6M13, respectively.